Offerings - Offering: 1	Feb. 17, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares (1)
Amount Registered | shares	30,411,426
Proposed Maximum Offering Price per Unit | $ / shares	12.26
Maximum Aggregate Offering Price	$ 372,844,082.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,489.76
Offering Note	The Ordinary Shares have a par value of $0.00000000012219451015625 per share.Consists of an aggregate of 30,411,426 ordinary shares, par value $0.00000000012219451015625 per share, of the registrant (“Ordinary Shares”) that are available to be issued and sold by the registrant to the selling stockholders named in the prospectus, from time to time at the registrant’s election pursuant to a standby equity purchase agreement, effective as of December 1, 2025, as amended between the registrant and the selling stockholders, subject to satisfaction of the conditions set forth therein.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on February 13, 2026. This calculation is in accordance with Rule 457(c).